Stock-based Compensation (Details 1) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of stock option activity
Number of shares outstanding, Beginning Balance	13,608,500	5,677,000	2,807,000
Weighted-average exercise price, Outstanding, Beginning of Period	$ 0.77	$ 0.86	$ 0.77
Weighted- average remaining contractual term (in years), Outstanding, Beginning Balance	7 years 7 months 6 days	8 years 4 months 10 days	7 years 5 months 16 days	7 years 4 months 6 days
Aggregate intrinsic value, Outstanding, Beginning	$ 0	$ 0	$ 1,082,800
Number of shares, Granted	550,000	9,628,000	2,870,000
Weighted average exercise price per option, Granted	$ 0.41	$ 0.72	$ 0.95
Number of shares, Exercised	0	(600,000)	0
Weighted average exercise price per option, Exercised	$ 0.00	$ 0.75	$ 0.00
Aggregate intrinsic value, Exercised		318,000
Number of shares, Forfeited	(73,750)	(1,096,500)	0
Weighted- average exercise price Forfeited	$ 0.61	$ 0.77	$ 0.00
Number of shares outstanding, Ending Balance	14,084,750	13,608,500	5,677,000	2,807,000
Weighted-average exercise price, Outstanding, End of Period	$ 0.76	$ 0.77	$ 0.86	$ 0.77
Weighted- average remaining contractual term (in years), Outstanding, Ending Balance	7 years 7 months 6 days	8 years 4 months 10 days	7 years 5 months 16 days	7 years 4 months 6 days
Aggregate intrinsic value, Outstanding, Ending	0	0	0	1,082,800
Number of shares, Exercisable	10,762,371	8,596,427
Weighted- average exercise price, Exercisable	$ 0.78	$ 0.80
Weighted- average remaining contractual term (in years), Exercisable, Ending Balance	7 years 4 months 6 days	8 years
Aggregate intrinsic value, Exercisable, Ending	$ 0	$ 0